Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Equity [abstract]
Beginning balance	$ 223,181		$ 113,356	$ 410,065
Impact of retroactive applications	(66,089)		0	0
Adjusted beginning balance	157,092		113,356	410,065
Net income (loss)	819,960	$ 26,682	(668,245)	(2,009,077)
Other comprehensive income (loss)	8		(19)	126,653
Disposal of subsidiaries	0		0	(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	0		0	106,879
Share-based payment transactions	1,490		0	0
Changes in subsidiaries' ownership	(1,339)		(11,126)	(10,331)
Non-Controlling Interests	5,456		23,430	(551,608)
Derecognition of the non-controlling interests	(638,988)		765,785	2,092,340
Ending balance	$ 343,679	$ 11,184	$ 223,181	$ 113,356